Commitments (Details Narrative) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 07, 2025 USD ($)	Jul. 17, 2025	Nov. 25, 2024 EUR (€)	Aug. 31, 2026 CAD ($)	Aug. 31, 2025 CAD ($)	Aug. 31, 2026 CAD ($)	Aug. 31, 2025 CAD ($)	Feb. 28, 2026 EUR (€)	Aug. 25, 2026 shares	Apr. 30, 2026 shares	Mar. 11, 2026 shares	Feb. 28, 2026 CAD ($) shares	Apr. 09, 2024 shares
IfrsStatementLineItems [Line Items]
Common shares issued | shares									300,000	2,448,939	300,000	240,132	100,000
Percentage of annual exploration expenses payable in shares													2.50%
Accrued relevant expenses				$ 233,990		$ 233,990						$ 100,126
Cost amount | €			€ 100,000
Fee amount				157,622	$ 100,480	477,493	$ 192,200	€ 100,000
Option payment for non-exclusive technology rights | €			3,000,000
Additional fee amount | €			€ 500
Land option agreement description		The Option Agreement is valid from the date of signature until December 31, 2027, subject to extension by mutual written agreement for additional periods of three months. Option fees in respect of the Phase 1 Site are payable as follows: (i) from signature to December 31, 2025, $nil; (ii) for the 2026 calendar year, the fee is $0.50 per m² per year, subject to annual indexation and payable quarterly in advance; and (iii) for the 2027 calendar year, the fee is $1.00 per m² per year, subject to annual indexation and payable quarterly in advance.
Research and development expenses				$ 426,438		$ 891,765
Ability to maintain the option						The Company’s ability to maintain the option beyond June 30, 2026 was conditional on demonstrating to the Port that US$15 million of financing dedicated to the project had been secured. During the six months ended August 31, 2026, the Company secured adequate financing to satisfy this condition. The Company’s ability to maintain the option beyond December 31, 2026 remains conditional upon demonstrating that total financing of US$37 million has been secured and that the licensing, feasibility and authorization milestones set out in the agreement have been completed or are in progress. No later than September 1, 2027, the Company must notify the Port whether it is exercising the option to negotiate a long-term lease, to be entered into no later than January 1, 2028.
Phase One [Member]
IfrsStatementLineItems [Line Items]
Description of intangible assets material to entity	Phase 1 covers feasibility work and preparation of the technology document package for a total cost of US$650,000, payable as to US$350,000 upon approval of Phase 1 and US$300,000 upon finalization of the feasibility information and preparation and secure storage of all technology documents. The Company has paid US$350,000 upon approval of Phase 1 in the year ended February 28, 2026 and paid the remaining US$300,000 upon finalization of the Phase 1 deliverables in the three months ended May 31, 2026, for total payments of US$650,000.
Phase Two [Member]
IfrsStatementLineItems [Line Items]
Estimated cost of Phase Two	$ 5,650
Phase Three [Member]
IfrsStatementLineItems [Line Items]
Estimated cost of Phase Three	$ 1,500